Long-term Debt - Terminated Facilities (Details)	5 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	May 27, 2015 USD ($)	Jul. 31, 2013 USD ($)	Dec. 10, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)
Long-term debt [Line Items]
Amount of equity to be raised under debt instrument covenants						$ 50,000,000
ABN Amro Bank N.V. $31,000 facility
Long-term debt [Line Items]
Initiation date				Jul. 21, 2011
Maximum borrowing capacity				$ 31,000,000
Expiration date				Jun. 30, 2015
Vessels provided as collateral				The ABN AMRO $31,000 Facility was secured by a first priority mortgage over the Star Big and Star Mega vessels
Number of vessels financed				2
Interest rate, Margin increase		0.50%
Amount of equity to be raised under debt instrument covenants		$ 30,000,000
BNP $32,480 Facility
Long-term debt [Line Items]
Initiation date				Dec. 03, 2014
Amount drawn down					$ 32,480,000
Maximum borrowing capacity				$ 32,500,000
Expiration date				Apr. 30, 2016
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 537,200
Balloon installment				$ 21,737,000
Vessels provided as collateral				The BNP $32,480 Facility is secured by a first priority mortgage over the Indomitable vessel and general and specific assignments
Excel Vessel Bridge Facility (Note 3)
Long-term debt [Line Items]
Initiation date				Aug. 19, 2014
Amount drawn down					195,914,000
Maximum borrowing capacity				$ 231,000,000
Expiration date				Jan. 29, 2015
Prepayment amount					$ 139,753,000		$ 6,000,000	$ 6,000,000	$ 6,000,000
Excel Vessel CiT Facility
Long-term debt [Line Items]
Initiation date				Dec. 09, 2014
Amount drawn down			$ 30,000,000
Maximum borrowing capacity				$ 30,000,000
Date of first required payment				Mar. 31, 2015
Expiration date				Jun. 10, 2015
Frequency of payments				quarterly
Repayment installment				$ 500,000
Vessels provided as collateral				The Excel Vessel CiT Facility was secured on a first-priority basis by 11 Excel Vessels, which consist of nine Panamax and two Handymax vessels
Number of vessels financed				11
DVB $31,000 Facility
Long-term debt [Line Items]
Initiation date				May 21, 2015
Amount drawn down	$ 28,680,000
Maximum borrowing capacity				$ 31,000,000
Expiration date				Mar. 31, 2016
Number of installments				24
Frequency of payments				quarterly
Repayment installment				$ 476,500
Balloon installment				$ 17,245,000
Vessels provided as collateral				The DVB $31,000 Facility was secured by a first priority mortgage over the Deep Blue (ex-HN 5017) vessel and general and specific assignments
BNP $39,500 Facility
Long-term debt [Line Items]
Initiation date				Mar. 13, 2015
Maximum borrowing capacity				$ 39,500,000
Expiration date				Jan. 31, 2016
Number of vessels financed				2
HSBC $20,000 Dioriga Facility
Long-term debt [Line Items]
Initiation date				Apr. 14, 2014
Maximum borrowing capacity				$ 20,000,000
Expiration date				Jan. 31, 2016
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 350,000
Balloon installment				$ 13,000,000
Vessels provided as collateral				The HSBC $20,000 Dioriga Facility was secured by a first priority mortgage over the Tsu Ebisu vessel and general and specific assignments.
CEXIM $57,360 Facility
Long-term debt [Line Items]
Initiation date				Jun. 26, 2014
Maximum borrowing capacity				$ 57,360,000
Expiration date				Dec. 31, 2015
Number of loan tranches				2
Number of vessels financed				2
CEXIM $57,360 Facility | Tranche A
Long-term debt [Line Items]
Maximum borrowing capacity				$ 28,680,000
CEXIM $57,360 Facility | Tranche B
Long-term debt [Line Items]
Maximum borrowing capacity				$ 28,680,000